Fair Value of Financial Instruments (Fair Value Inputs Quantitative Information) (Details) $ in Millions	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($) item
Assets Fair Value Disclosure [Abstract]
Assets Fair Value Disclosure | $	$ 261,515	$ 321,912
Liabilities Fair Value Disclosure [Abstract]
Liabilities measured at fair value | $	(10,335)	(15,540)
Significant Unobservable Inputs (Level 3) [Member]
Assets Fair Value Disclosure [Abstract]
Assets Fair Value Disclosure | $	8,667	11,050
Liabilities Fair Value Disclosure [Abstract]
Liabilities measured at fair value | $	(7,669)	(10,675)
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Available-for-sale equity securities [Member]
Assets Fair Value Disclosure [Abstract]
Assets Fair Value Disclosure | $	4	21
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | MRB Assets [Member]
Assets Fair Value Disclosure [Abstract]
Assets Fair Value Disclosure | $	2,807	1,888
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | MRB Liabilities [Member]
Liabilities Fair Value Disclosure [Abstract]
Liabilities measured at fair value | $	$ (2,078)	$ (4,399)
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Minimum [Member] | Utilization Of Guaranteed Withdrawls [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input		85
Derivative liability, measurement input		85
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Minimum [Member] | Claims Utilization Factor [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input		60
Derivative liability, measurement input		60
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Minimum [Member] | Premiums Utilization Factor [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input		80
Derivative liability, measurement input		80
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Minimum [Member] | NPR [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input		0.07
Derivative liability, measurement input		0.07
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Minimum [Member] | Volatility [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input		1
Derivative liability, measurement input		1
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Minimum [Member] | Available-for-sale equity securities [Member] | Liquidity/Duration Adjustment [Member]
Liabilities Fair Value Disclosure [Abstract]
Equity securities, measurement input	4.5	4.5
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Maximum [Member] | Utilization Of Guaranteed Withdrawls [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input		100
Derivative liability, measurement input		100
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Maximum [Member] | Claims Utilization Factor [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input		100
Derivative liability, measurement input		100
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Maximum [Member] | Premiums Utilization Factor [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input		115
Derivative liability, measurement input		115
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Maximum [Member] | NPR [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input		1.27
Derivative liability, measurement input		1.27
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Maximum [Member] | Volatility [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input		28
Derivative liability, measurement input		28
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Maximum [Member] | Available-for-sale equity securities [Member] | Liquidity/Duration Adjustment [Member]
Liabilities Fair Value Disclosure [Abstract]
Equity securities, measurement input	4.5	6.7
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Weighted Average [Member] | Utilization Of Guaranteed Withdrawls [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input		94
Derivative liability, measurement input		94
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Weighted Average [Member] | NPR [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input		0.86
Derivative liability, measurement input		0.86
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Weighted Average [Member] | Volatility [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input		14.59
Derivative liability, measurement input		14.59
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Weighted Average [Member] | Available-for-sale equity securities [Member] | Liquidity/Duration Adjustment [Member]
Liabilities Fair Value Disclosure [Abstract]
Equity securities, measurement input	4.5	6.1
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Fixed maturity securities [Member] | Corporate bonds
Assets Fair Value Disclosure [Abstract]
Assets Fair Value Disclosure | $	$ 204	$ 3,736
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Fixed maturity securities [Member] | State and municipal bonds
Assets Fair Value Disclosure [Abstract]
Assets Fair Value Disclosure | $	35
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Fixed maturity securities [Member] | Foreign government bonds
Assets Fair Value Disclosure [Abstract]
Assets Fair Value Disclosure | $		41
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Fixed maturity securities [Member] | ABS [Member]
Assets Fair Value Disclosure [Abstract]
Assets Fair Value Disclosure | $	15
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Fixed maturity securities [Member] | Hybrid and redeemable preferred securities
Assets Fair Value Disclosure [Abstract]
Assets Fair Value Disclosure | $	$ 3	$ 7
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Fixed maturity securities [Member] | Minimum [Member] | Corporate bonds | Liquidity/Duration Adjustment [Member]
Liabilities Fair Value Disclosure [Abstract]
Fixed maturity AFS and trading securities, measurement input	(0.2)	0.1
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Fixed maturity securities [Member] | Minimum [Member] | State and municipal bonds | Liquidity/Duration Adjustment [Member]
Liabilities Fair Value Disclosure [Abstract]
Fixed maturity AFS and trading securities, measurement input	1.2
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Fixed maturity securities [Member] | Minimum [Member] | Foreign government bonds | Liquidity/Duration Adjustment [Member]
Liabilities Fair Value Disclosure [Abstract]
Fixed maturity AFS and trading securities, measurement input		1.3
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Fixed maturity securities [Member] | Minimum [Member] | ABS [Member] | Liquidity/Duration Adjustment [Member]
Liabilities Fair Value Disclosure [Abstract]
Fixed maturity AFS and trading securities, measurement input	1.4
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Fixed maturity securities [Member] | Minimum [Member] | Hybrid and redeemable preferred securities | Liquidity/Duration Adjustment [Member]
Liabilities Fair Value Disclosure [Abstract]
Fixed maturity AFS and trading securities, measurement input	1.5	1.7
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Fixed maturity securities [Member] | Maximum [Member] | Corporate bonds | Liquidity/Duration Adjustment [Member]
Liabilities Fair Value Disclosure [Abstract]
Fixed maturity AFS and trading securities, measurement input	4.2	4.9
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Fixed maturity securities [Member] | Maximum [Member] | State and municipal bonds | Liquidity/Duration Adjustment [Member]
Liabilities Fair Value Disclosure [Abstract]
Fixed maturity AFS and trading securities, measurement input	2.4
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Fixed maturity securities [Member] | Maximum [Member] | Foreign government bonds | Liquidity/Duration Adjustment [Member]
Liabilities Fair Value Disclosure [Abstract]
Fixed maturity AFS and trading securities, measurement input		8.0
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Fixed maturity securities [Member] | Maximum [Member] | ABS [Member] | Liquidity/Duration Adjustment [Member]
Liabilities Fair Value Disclosure [Abstract]
Fixed maturity AFS and trading securities, measurement input	1.4
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Fixed maturity securities [Member] | Maximum [Member] | Hybrid and redeemable preferred securities | Liquidity/Duration Adjustment [Member]
Liabilities Fair Value Disclosure [Abstract]
Fixed maturity AFS and trading securities, measurement input	1.5	1.7
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Fixed maturity securities [Member] | Weighted Average [Member] | Corporate bonds | Liquidity/Duration Adjustment [Member]
Liabilities Fair Value Disclosure [Abstract]
Fixed maturity AFS and trading securities, measurement input	2.1	1.5
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Fixed maturity securities [Member] | Weighted Average [Member] | State and municipal bonds | Liquidity/Duration Adjustment [Member]
Liabilities Fair Value Disclosure [Abstract]
Fixed maturity AFS and trading securities, measurement input	2.3
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Fixed maturity securities [Member] | Weighted Average [Member] | Foreign government bonds | Liquidity/Duration Adjustment [Member]
Liabilities Fair Value Disclosure [Abstract]
Fixed maturity AFS and trading securities, measurement input		6.0
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Fixed maturity securities [Member] | Weighted Average [Member] | ABS [Member] | Liquidity/Duration Adjustment [Member]
Liabilities Fair Value Disclosure [Abstract]
Fixed maturity AFS and trading securities, measurement input	1.4
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Fixed maturity securities [Member] | Weighted Average [Member] | Hybrid and redeemable preferred securities | Liquidity/Duration Adjustment [Member]
Liabilities Fair Value Disclosure [Abstract]
Fixed maturity AFS and trading securities, measurement input	1.5	1.7
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Other Assets [Member]
Assets Fair Value Disclosure [Abstract]
Assets Fair Value Disclosure | $	$ 12	$ 95
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Other Liabilities [Member]
Liabilities Fair Value Disclosure [Abstract]
Liabilities measured at fair value | $	$ (205)	$ (17)
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Minimum [Member] | Other Assets [Member] | Long-Term Lapse Rate [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input	1	1
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Minimum [Member] | Other Assets [Member] | Utilization Of Guaranteed Withdrawls [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input	85
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Minimum [Member] | Other Assets [Member] | Claims Utilization Factor [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input	60
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Minimum [Member] | Other Assets [Member] | Premiums Utilization Factor [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input	80
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Minimum [Member] | Other Assets [Member] | NPR [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input	0.35
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Minimum [Member] | Other Assets [Member] | Volatility [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input	1
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Minimum [Member] | Other Liabilities [Member] | Long-Term Lapse Rate [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative liability, measurement input	1	1
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Minimum [Member] | Other Liabilities [Member] | Utilization Of Guaranteed Withdrawls [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative liability, measurement input	85
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Minimum [Member] | Other Liabilities [Member] | Claims Utilization Factor [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative liability, measurement input	60
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Minimum [Member] | Other Liabilities [Member] | Premiums Utilization Factor [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative liability, measurement input	80
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Minimum [Member] | Other Liabilities [Member] | NPR [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative liability, measurement input	0.35
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Minimum [Member] | Other Liabilities [Member] | Volatility [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative liability, measurement input	1
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Maximum [Member] | Other Assets [Member] | Long-Term Lapse Rate [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input	30	30
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Maximum [Member] | Other Assets [Member] | Utilization Of Guaranteed Withdrawls [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input	100
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Maximum [Member] | Other Assets [Member] | Claims Utilization Factor [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input	100
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Maximum [Member] | Other Assets [Member] | Premiums Utilization Factor [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input	115
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Maximum [Member] | Other Assets [Member] | NPR [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input	2.41
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Maximum [Member] | Other Assets [Member] | Volatility [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input	28
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Maximum [Member] | Other Liabilities [Member] | Long-Term Lapse Rate [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative liability, measurement input	30	30
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Maximum [Member] | Other Liabilities [Member] | Utilization Of Guaranteed Withdrawls [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative liability, measurement input	100
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Maximum [Member] | Other Liabilities [Member] | Claims Utilization Factor [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative liability, measurement input	100
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Maximum [Member] | Other Liabilities [Member] | Premiums Utilization Factor [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative liability, measurement input	115
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Maximum [Member] | Other Liabilities [Member] | NPR [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative liability, measurement input	2.41
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Maximum [Member] | Other Liabilities [Member] | Volatility [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative liability, measurement input	28
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Weighted Average [Member] | Other Assets [Member] | Utilization Of Guaranteed Withdrawls [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input	94
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Weighted Average [Member] | Other Assets [Member] | NPR [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input	1.73
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Weighted Average [Member] | Other Assets [Member] | Volatility [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input	14.47
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Weighted Average [Member] | Other Liabilities [Member] | Utilization Of Guaranteed Withdrawls [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative liability, measurement input	94
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Weighted Average [Member] | Other Liabilities [Member] | NPR [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative liability, measurement input	1.73
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Weighted Average [Member] | Other Liabilities [Member] | Volatility [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative liability, measurement input	14.47
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Indexed Annuity Ceded Embedded Derivatives [Member] | Other Assets [Member]
Assets Fair Value Disclosure [Abstract]
Assets Fair Value Disclosure | $	$ 525	$ 528
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Indexed Annuity Ceded Embedded Derivatives [Member] | Minimum [Member] | Other Assets [Member] | Long-Term Lapse Rate [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input	0	0
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Indexed Annuity Ceded Embedded Derivatives [Member] | Maximum [Member] | Other Assets [Member] | Long-Term Lapse Rate [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input	9	9
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Indexed Annuity Contracts Embedded Derivatives [Member] | Policyholder Account Balances [Member]
Liabilities Fair Value Disclosure [Abstract]
Liabilities measured at fair value | $	$ (4,845)	$ (6,062)
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Indexed Annuity Contracts Embedded Derivatives [Member] | Minimum [Member] | Policyholder Account Balances [Member] | Long-Term Lapse Rate [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative liability, measurement input	0	0
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Indexed Annuity Contracts Embedded Derivatives [Member] | Maximum [Member] | Policyholder Account Balances [Member] | Long-Term Lapse Rate [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative liability, measurement input	9	9